Quarterly Report
February 28, 2022
MFS®  Charter Income Trust
MCR-Q1

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 120.2%
Aerospace & Defense – 1.5%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$436,000	$440,360
Bombardier, Inc., 7.125%, 6/15/2026 (n)		422,000	421,472
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		725,000	699,625
Moog, Inc., 4.25%, 12/15/2027 (n)		835,000	818,609
Raytheon Technologies Corp., 2.82%, 9/01/2051		166,000	144,471
TransDigm, Inc., 6.25%, 3/15/2026 (n)		15,000	15,431
TransDigm, Inc., 6.375%, 6/15/2026		535,000	545,416
TransDigm, Inc., 5.5%, 11/15/2027		1,235,000	1,230,122
TransDigm, Inc., 4.625%, 1/15/2029		835,000	787,998
			$5,103,504
Airlines – 0.0%
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	140,000	$151,335
Apparel Manufacturers – 0.0%
Tapestry, Inc., 3.05%, 3/15/2032		$157,000	$149,368
Asset-Backed & Securitized – 4.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.037%, 11/15/2054 (i)		$3,808,745	$268,699
ACREC 2021-FL1 Ltd., “C”, FLR, 2.287% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)		229,500	227,791
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 1.869% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		154,500	154,032
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.37% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		261,500	260,754
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.791% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)		250,000	248,599
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “A5”, 2.575%, 10/15/2054 (i)(n)		550,000	532,032
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.212% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)		300,000	298,167
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.191% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		200,000	198,520
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.791% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		100,000	98,519
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 2.141% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		275,500	270,059
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 2.35% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		327,000	325,864
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 3.05% (SOFR - 30 day + 3%), 1/15/2037 (n)		208,000	207,281
AREIT 2022-CRE6 Trust, “C”, FLR, 2.198% (SOFR - 30 day + 2.15%), 12/17/2024 (n)		100,000	100,000
AREIT 2022-CRE6 Trust, “D”, FLR, 2.898% (SOFR - 30 day + 2.85%), 12/17/2024 (n)		100,000	100,000
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.808% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		163,151	183,897
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.626%, 4/15/2053 (i)		1,987,863	185,169
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.306%, 7/15/2054 (i)		996,801	90,671
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.637%, 2/15/2054 (i)		2,293,230	259,093
Benchmark 2019-B12 Mortgage Trust, “A5”, 3.115%, 8/15/2052		227,000	230,155
Benchmark 2020-B18 Mortgage Trust, “XA”, 1.791%, 7/15/2053 (i)		3,388,927	341,997
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.276%, 2/15/2054 (i)		3,630,317	313,471
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.154%, 3/15/2054 (i)		1,997,459	156,402
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.999%, 6/15/2054 (i)		5,529,920	342,242
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.271%, 7/15/2054 (i)		6,977,711	627,139
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.29%, 8/15/2054 (i)		2,350,286	214,189
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 1.67% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)		338,000	336,822
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 2.241% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		100,000	99,753
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.491% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		100,000	99,458
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		303,181	302,179
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		96,671	93,137
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)		82,172	78,782
BXMT 2021-FL4 Ltd., “B”, FLR, 1.741% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		549,000	543,556
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		144,934	144,396
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	440,645
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		92,050	89,003
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		92,050	89,315
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063		115,359	106,340
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.783%, 4/15/2054 (i)		1,579,879	86,287

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.978%, 6/15/2063 (i)		$999,197	$70,268
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.053%, 6/15/2064 (i)		1,307,812	97,574
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,372,294	34
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 2.3% (SOFR - 30 day + 2.25%), 12/17/2026 (n)		114,000	113,679
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 1.676% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		297,500	294,234
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.941% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		440,000	431,573
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 1.941% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		375,000	373,471
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.191% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		258,000	256,652
MF1 2020-FL3 Ltd., “AS”, FLR, 3.013% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		428,000	428,851
MF1 2020-FL4 Ltd., “AS”, FLR, 2.262% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)		154,000	154,116
MF1 2021-FL5 Ltd., “B”, FLR, 1.635% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		423,500	418,410
MF1 2021-FL5 Ltd., “C”, FLR, 1.885% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		213,000	211,042
MF1 2021-FL5 Ltd., “D”, FLR, 2.685% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)		755,000	748,058
MF1 2021-FL6 Ltd., “B”, FLR, 1.775% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		450,000	445,500
MF1 2022-FL8 Ltd., “C”, FLR, 2.248% (SOFR - 30 day + 2.2%), 2/19/2037 (n)		110,841	110,552
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.299%, 5/15/2054 (i)		1,034,026	91,562
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.237%, 6/15/2054 (i)		3,130,921	251,765
PFP III 2021-7 Ltd., “B”, FLR, 1.526% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		212,489	206,893
PFP III 2021-7 Ltd., “C”, FLR, 1.775% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		199,990	197,284
PFP III 2021-8 Ltd., “B”, FLR, 1.626% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		105,000	103,898
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)		137,215	138,234
Shelter Growth CRE 2021-FL3 Ltd, “C”, FLR, 2.341% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)		157,500	156,662
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 1.936% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		190,000	187,378
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 2.237% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)		100,000	98,627
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.519% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		150,000	148,894
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.969% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)		310,000	308,285
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.555%, 8/15/2054 (i)		1,994,250	222,260
			$15,010,171
Automotive – 2.1%
Clarios Global LP/Clarios US Finance Cois, 8.5%, 5/15/2027 (n)		$1,055,000	$1,099,838
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		150,000	144,125
Daimler Trucks Finance North America LLC, 2.5%, 12/14/2031 (n)		150,000	141,430
Dana, Inc., 5.375%, 11/15/2027		284,000	289,680
Dana, Inc., 5.625%, 6/15/2028		166,000	169,735
Dana, Inc., 4.25%, 9/01/2030		315,000	300,331
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		440,000	408,100
Ford Motor Co., 5.113%, 5/03/2029		485,000	511,282
Ford Motor Co., 4.75%, 1/15/2043		535,000	517,613
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		665,000	672,481
Hyundai Capital America, 6.375%, 4/08/2030 (n)		383,000	455,912
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		715,000	724,831
RAC Bond Co. PLC, 5.25%, 11/04/2027 (n)	GBP	250,000	311,706
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		$470,000	442,975
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	380,000	397,340
Toyota Finance Australia Ltd., 0.44%, 1/13/2028		100,000	108,688
Volkswagen Financial Services N.V., 2.125%, 1/18/2028	GBP	100,000	129,350
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)		$430,000	393,450
			$7,218,867
Broadcasting – 2.1%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$1,022,000	$1,029,134
Discovery, Inc., 4.125%, 5/15/2029		78,000	80,779
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		1,060,000	1,020,420
iHeartCommunications, Inc., 8.375%, 5/01/2027		605,000	630,222
Prosus N.V., 1.539%, 8/03/2028	EUR	150,000	155,085
Prosus N.V., 2.085%, 1/19/2030		100,000	102,142
Prosus N.V., 3.061%, 7/13/2031 (n)		$329,000	275,836
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)		745,000	743,551

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		$540,000	$521,100
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	513,600	595,360
Univision Communications, Inc., 4.5%, 5/01/2029 (n)		$763,000	730,332
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)		1,184,000	1,136,640
WMG Acquisition Corp., 2.25%, 8/15/2031 (n)	EUR	242,000	238,781
WMG Acquisition Corp., 2.25%, 8/15/2031		140,000	138,138
			$7,397,520
Brokerage & Asset Managers – 1.4%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		$360,000	$356,785
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025 (n)		906,000	907,132
Intercontinental Exchange, Inc., 3%, 9/15/2060		151,000	127,869
London Stock Exchange Group PLC, 0.25%, 4/06/2028	EUR	100,000	106,572
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		$1,270,000	1,263,650
LPL Holdings, Inc., 4%, 3/15/2029 (n)		720,000	699,300
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		435,000	424,125
NFP Corp., 4.875%, 8/15/2028 (n)		540,000	521,006
NFP Corp., 6.875%, 8/15/2028 (n)		530,000	492,768
			$4,899,207
Building – 2.5%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$1,460,000	$1,427,150
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		160,000	148,800
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		855,000	797,715
Holcim Finance (Luxembourg) S.A., 0.5%, 4/23/2031	EUR	125,000	121,180
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	100,000	119,953
Imerys S.A., 1%, 7/15/2031	EUR	100,000	100,830
Interface, Inc., 5.5%, 12/01/2028 (n)		$735,000	738,675
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		415,000	395,686
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		280,000	272,300
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		481,000	496,633
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)		235,000	202,688
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		695,000	723,436
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)		680,000	679,748
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		930,000	888,578
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		316,000	310,075
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		700,000	662,746
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		160,000	141,600
Vulcan Materials Co., 3.5%, 6/01/2030		137,000	141,641
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		500,000	497,500
			$8,866,934
Business Services – 1.8%
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)		$410,000	$400,775
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	200,000	195,381
Euronet Worldwide, Inc., 1.375%, 5/22/2026		200,000	220,413
Fiserv, Inc., 4.4%, 7/01/2049		$95,000	101,263
HealthEquity, Inc., 4.5%, 10/01/2029 (n)		645,000	613,943
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		360,000	360,094
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)		480,000	480,586
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)		715,000	642,352
Paysafe Finance PLC, 4%, 6/15/2029 (z)		660,000	574,332
Switch Ltd., 3.75%, 9/15/2028 (n)		1,251,000	1,186,986
Switch Ltd., 4.125%, 6/15/2029 (n)		250,000	239,688
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	725,698
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		510,000	531,675
			$6,273,186

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		$1,670,000	$1,639,915
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,235,000	1,189,404
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		875,000	819,822
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		450,000	413,730
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		101,000	98,767
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		200,000	194,375
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,350,000	1,193,724
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		930,000	835,066
DISH DBS Corp., 7.75%, 7/01/2026		285,000	288,617
DISH DBS Corp., 5.25%, 12/01/2026 (n)		535,000	524,467
DISH DBS Corp., 5.125%, 6/01/2029		450,000	379,688
Eutelsat S.A., 2.25%, 7/13/2027	EUR	100,000	114,125
Eutelsat S.A., 1.5%, 10/13/2028		100,000	109,683
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)		$455,000	196,788
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)		295,000	127,219
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		693,000	716,025
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		210,000	201,810
Sirius XM Holdings, Inc., 3.875%, 9/01/2031 (n)		835,000	769,260
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		737,000	708,441
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,825,000	1,866,062
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,000,000	990,000
Videotron Ltd., 5.125%, 4/15/2027 (n)		660,000	671,550
Virgin Media Finance PLC, 3.75%, 7/15/2030	EUR	355,000	358,217
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		$800,000	756,840
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,200,000	1,143,792
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		267,000	264,231
Ziggo Bond Finance B.V., 3.375%, 2/28/2030	EUR	370,000	369,520
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		$1,115,000	1,039,737
			$17,980,875
Chemicals – 1.8%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$540,000	$541,350
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,240,000	1,131,500
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)		650,000	600,795
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		660,000	625,970
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)		500,000	467,500
Ingevity Corp., 3.875%, 11/01/2028 (n)		858,000	808,622
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		370,000	351,966
LYB International Finance III, LLC, 4.2%, 5/01/2050		139,000	141,058
S.P.C.M. S.A., 3.125%, 3/15/2027 (n)		205,000	194,117
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		705,000	638,117
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		200,000	195,300
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		550,000	526,900
Sherwin-Williams Co., 3.8%, 8/15/2049		38,000	38,176
Synthos S.A., 2.5%, 6/07/2028 (n)	EUR	147,000	145,937
			$6,407,308
Computer Software – 0.8%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$410,000	$410,389
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		160,000	151,200
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		770,000	725,078
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		810,000	777,600
PTC, Inc., 3.625%, 2/15/2025 (n)		385,000	383,075
PTC, Inc., 4%, 2/15/2028 (n)		395,000	386,113
			$2,833,455

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.8%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$1,170,000	$1,241,662
Fair Isaac Corp., 4%, 6/15/2028 (n)		66,000	64,763
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		860,000	883,874
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		830,000	786,682
			$2,976,981
Conglomerates – 2.0%
Amsted Industries Co., 5.625%, 7/01/2027 (n)		$880,000	$888,800
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		210,000	203,700
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,100,000	1,067,000
Carrier Global Corp., 3.577%, 4/05/2050		129,000	122,683
Gates Global LLC, 6.25%, 1/15/2026 (n)		560,000	572,645
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)		480,000	511,200
Griffon Corp., 5.75%, 3/01/2028		816,000	812,838
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		643,000	583,523
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)		460,000	474,950
TriMas Corp., 4.125%, 4/15/2029 (n)		1,816,000	1,709,056
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		87,000	94,576
			$7,040,971
Construction – 0.9%
Empire Communities Corp., 7%, 12/15/2025 (n)		$740,000	$732,600
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		255,000	255,956
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		615,000	578,100
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		585,000	609,862
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)		365,000	363,774
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		638,000	606,872
			$3,147,164
Consumer Products – 0.7%
JAB Holdings B.V., 1%, 7/14/2031	EUR	100,000	$99,813
JAB Holdings B.V., 2.25%, 12/19/2039		100,000	98,105
Mattel, Inc., 3.375%, 4/01/2026 (n)		$572,000	568,053
Mattel, Inc., 5.875%, 12/15/2027 (n)		304,000	322,240
Mattel, Inc., 5.45%, 11/01/2041		210,000	231,903
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		630,000	630,787
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		130,000	119,789
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		550,000	493,009
			$2,563,699
Consumer Services – 2.8%
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	100,000	$125,547
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)		$216,000	221,249
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		630,000	658,350
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		200,000	186,000
ANGI Group LLC, 3.875%, 8/15/2028 (n)		1,161,000	1,030,387
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		625,000	587,500
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,641,000	1,554,306
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		467,000	481,524
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		55,000	51,288
Match Group, Inc., 5%, 12/15/2027 (n)		460,000	460,000
Match Group, Inc., 4.625%, 6/01/2028 (n)		1,285,000	1,288,868
Match Group, Inc., 4.125%, 8/01/2030 (n)		225,000	217,795
Meituan, 2.125%, 10/28/2025 (n)		200,000	183,836
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		325,000	321,344
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		415,000	395,495
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)		1,732,666	540,200
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,245,000	1,171,209

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)		$468,000	$471,739
			$9,946,637
Containers – 1.6%
ARD Finance S.A., 5%, (5% cash or 5.75% PIK) 6/30/2027 (p)	EUR	235,000	$250,978
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)		$205,000	196,304
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)		365,000	343,019
Ardagh Metal Packaging, 3%, 9/01/2029 (n)	EUR	320,000	320,588
Ardagh Metal Packaging, 4%, 9/01/2029 (n)		$646,000	605,819
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		680,000	646,383
Can-Pack S.A., 3.875%, 11/15/2029 (n)		976,000	895,480
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		350,000	340,375
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		920,000	942,765
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		325,000	330,590
DS Smith PLC, 2.875%, 7/26/2029	GBP	100,000	133,424
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$425,000	435,914
			$5,441,639
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$86,000	$87,531
CommScope Technologies LLC, 5%, 3/15/2027 (n)		1,225,000	1,092,283
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	140,000	148,748
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		140,000	138,169
			$1,466,731
Electronics – 1.4%
Broadcom, Inc., 4.15%, 11/15/2030		$79,000	$82,895
Broadcom, Inc., 3.419%, 4/15/2033 (n)		133,000	129,693
Broadcom, Inc., 3.469%, 4/15/2034 (n)		187,000	180,516
Broadcom, Inc., 3.137%, 11/15/2035 (n)		168,000	155,604
Broadcom, Inc., 3.187%, 11/15/2036 (n)		4,000	3,715
Diebold Nixdorf, Inc., 8.5%, 4/15/2024		240,000	236,400
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)		374,000	387,191
Entegris, Inc., 4.375%, 4/15/2028 (n)		250,000	245,000
Entegris, Inc., 3.625%, 5/01/2029 (n)		595,000	557,812
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030 (n)		331,000	334,139
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		480,000	505,709
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,010,000	1,044,436
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		410,000	398,725
Synaptics, Inc., 4%, 6/15/2029 (n)		755,000	727,827
			$4,989,662
Emerging Market Quasi-Sovereign – 4.4%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		$1,074,000	$1,098,176
Bank Mandiri, 4.75%, 5/13/2025		317,000	332,266
China Construction Bank Corp., Hong Kong Branch, 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		960,000	995,150
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		202,000	179,277
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		200,000	192,270
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170		238,000	250,566
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		600,000	604,506
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		1,022,000	1,055,215
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		367,000	360,431
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		624,000	635,596
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		300,000	264,144
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 4.25%, 11/07/2027		200,000	186,000
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		299,000	271,145
Indian Railway Finance Corp., 2.8%, 2/10/2031		800,000	725,472
Industrial and Commercial Bank of China, 4.875%, 9/21/2025		359,000	385,423
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		700,000	670,698

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		$1,086,000	$1,077,127
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)(u)		1,116,000	349,501
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		200,000	176,000
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		650,000	523,367
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		200,000	191,316
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		200,000	202,500
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	930,216
Petroleos Mexicanos, 5.95%, 1/28/2031		350,000	327,740
Petroleos Mexicanos, 6.75%, 9/21/2047		980,000	814,086
Petroleos Mexicanos, 7.69%, 1/23/2050		200,000	179,659
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		554,000	550,510
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,065,000	1,190,564
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		700,000	812,637
			$15,531,558
Emerging Market Sovereign – 13.1%
Arab Republic of Egypt, 6.375%, 4/11/2031 (n)	EUR	539,000	$479,760
Arab Republic of Egypt, 7.052%, 1/15/2032 (n)		$320,000	260,826
Arab Republic of Egypt, 8.5%, 1/31/2047		1,265,000	977,706
Arab Republic of Egypt, 8.875%, 5/29/2050		200,000	157,116
Dominican Republic, 5.5%, 2/22/2029 (n)		761,000	756,746
Dominican Republic, 5.3%, 1/21/2041 (n)		181,000	155,209
Dominican Republic, 5.875%, 1/30/2060 (n)		2,249,000	1,894,805
Dominican Republic, 5.875%, 1/30/2060		200,000	168,502
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		519,000	507,289
Federative Republic of Brazil, 10%, 1/01/2023	BRL	2,970,000	565,717
Federative Republic of Brazil, 10%, 1/01/2025		11,750,000	2,208,449
Federative Republic of Brazil, 3.875%, 6/12/2030		$500,000	466,815
Hellenic Republic (Republic of Greece), 0%, 2/12/2026 (n)	EUR	905,000	959,396
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		1,554,000	1,619,581
Kingdom of Morocco, 1.375%, 3/30/2026		428,000	461,424
Kingdom of Morocco, 2.375%, 12/15/2027 (n)		$232,000	212,930
Kingdom of Morocco, 2%, 9/30/2030	EUR	100,000	98,088
Kingdom of Morocco, 3%, 12/15/2032 (n)		$459,000	398,756
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	37,189,000	874,614
People's Republic of China, 3.03%, 3/11/2026	CNY	44,840,000	7,233,591
People's Republic of China, 3.13%, 11/21/2029		6,530,000	1,056,530
People's Republic of China, 2.68%, 5/21/2030		18,270,000	2,847,567
Republic of Angola, 9.375%, 5/08/2048		$454,000	427,954
Republic of Argentina, 1.125%, 7/09/2035		627,494	185,738
Republic of Benin, 6.875%, 1/19/2052 (n)	EUR	214,000	211,442
Republic of Benin, 6.875%, 1/19/2052		400,000	395,218
Republic of Chile, 4.7%, 9/01/2030	CLP	865,000,000	1,005,806
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	929,000	965,809
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		400,000	407,283
Republic of Ghana, 8.125%, 3/26/2032 (n)		$305,000	203,616
Republic of Guatemala, 6.125%, 6/01/2050 (n)		777,000	800,310
Republic of Guatemala, 6.125%, 6/01/2050		300,000	309,000
Republic of Hungary, 2.125%, 9/22/2031 (n)		200,000	180,051
Republic of Hungary, 7.625%, 3/29/2041		470,000	684,891
Republic of Indonesia, 4.35%, 1/11/2048		400,000	407,676
Republic of Kenya, 8%, 5/22/2032 (n)		478,000	450,568
Republic of Korea, 1.875%, 6/10/2029	KRW	4,453,250,000	3,508,824
Republic of Korea, 1.375%, 6/10/2030		2,561,600,000	1,920,199
Republic of Paraguay, 4.95%, 4/28/2031 (n)		$280,000	290,503
Republic of Paraguay, 5.6%, 3/13/2048		200,000	201,002
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,150,000	1,132,761
Republic of Romania, 2%, 12/08/2026 (n)	EUR	989,000	1,097,827
Republic of Romania, 1.75%, 7/13/2030 (n)		247,000	230,830

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Romania, 2%, 4/14/2033	EUR	250,000	$215,760
Republic of Senegal, 6.25%, 5/23/2033		$247,000	229,097
Republic of Serbia, 1.65%, 3/03/2033 (n)	EUR	227,000	196,242
Republic of Serbia, 1.65%, 3/03/2033		100,000	86,450
Republic of Serbia, 2.05%, 9/23/2036 (n)		647,000	539,371
Republic of South Africa, 8.25%, 3/31/2032	ZAR	32,870,000	1,921,337
Republic of Sri Lanka, 7.55%, 3/28/2030 (n)		$446,000	196,240
State of Qatar, 4.817%, 3/14/2049 (n)		683,000	829,107
Sultanate of Oman, 7%, 1/25/2051		800,000	790,128
United Mexican States, 4.75%, 4/27/2032		727,000	776,072
United Mexican States, 3.771%, 5/24/2061		774,000	627,668
			$45,786,197
Energy - Independent – 3.2%
Callon Petroleum Co., 6.125%, 10/01/2024		$325,000	$323,781
Callon Petroleum Co., 8%, 8/01/2028 (n)		390,000	405,600
CNX Resources Corp., 6%, 1/15/2029 (n)		852,000	870,062
Colgate Energy Partners III LLC, 5.875%, 7/01/2029 (n)		275,000	283,052
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		525,000	534,214
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		660,000	671,550
Diamondback Energy, Inc., 4.4%, 3/24/2051		141,000	146,100
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		360,000	364,500
Energean Israel Finance Ltd., 4.875%, 3/30/2026		271,000	257,179
EQT Corp., 5%, 1/15/2029		567,000	598,185
Laredo Petroleum, Inc., 10.125%, 1/15/2028		115,000	121,612
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		679,000	692,580
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		492,000	478,800
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		115,000	101,775
Occidental Petroleum Corp., 5.875%, 9/01/2025		570,000	611,325
Occidental Petroleum Corp., 5.5%, 12/01/2025		450,000	483,615
Occidental Petroleum Corp., 6.625%, 9/01/2030		768,000	893,695
Occidental Petroleum Corp., 6.45%, 9/15/2036		275,000	323,812
Occidental Petroleum Corp., 6.6%, 3/15/2046		400,000	478,000
SM Energy Co., 5.625%, 6/01/2025		330,000	328,406
SM Energy Co., 6.5%, 7/15/2028		365,000	374,125
Southwestern Energy Co., 5.95%, 1/23/2025		44,200	46,079
Southwestern Energy Co., 8.375%, 9/15/2028		305,000	332,831
Southwestern Energy Co., 5.375%, 3/15/2030		340,000	351,050
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	979,114
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		323,000	297,183
			$11,348,225
Energy - Integrated – 0.3%
Cenovus Energy, Inc., 2.65%, 1/15/2032		$91,000	$84,536
Eni S.p.A., 4.25%, 5/09/2029 (n)		200,000	212,528
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	200,000	220,886
Eni S.p.A., 2.75% to 5/11/2030, FLR (EUR Swap Rate - 5yr. + 2.771%) to 5/11/2035, FLR (EUR Swap Rate - 5yr. + 3.021%) to 5/11/2050, FLR (EUR Swap Rate - 5yr. + 3.771%) to 5/11/2170		140,000	139,752
Galp Energia SGPS S.A., 2%, 1/15/2026		200,000	231,242
MOL PLC, 1.5%, 10/08/2027		110,000	118,869
			$1,007,813
Entertainment – 2.1%
AMC Entertainment Holdings, Inc., 10%, (10% cash or 12% PIK) 6/15/2026 (n)(p)		$225,000	$207,844
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		1,250,000	1,284,987
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		845,000	823,034
Carnival Corp. PLC, 6%, 5/01/2029 (n)		160,000	155,350
Life Time, Inc., 5.75%, 1/15/2026 (n)		550,000	547,250

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		$773,000	$786,528
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		630,000	612,675
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)		485,000	454,816
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		400,000	385,000
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		275,000	270,149
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		800,000	784,072
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		885,000	860,884
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)		325,000	303,059
			$7,475,648
Financial Institutions – 2.7%
Adler Group S.A., 2.25%, 1/14/2029	EUR	300,000	$275,825
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		$150,000	142,406
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		150,000	139,009
Air Lease Corp., 2.875%, 1/15/2032		121,000	113,210
Avation Capital S.A., 8.25%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)		355,605	309,376
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)		77,000	78,780
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		134,000	137,989
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		725,000	734,432
Crédit Logement S.A., 1.081%, 2/15/2034	EUR	100,000	103,783
CTP N.V., 0.942%, 1/20/2026		200,000	217,557
CTP N.V., 1.5%, 9/27/2031		100,000	98,951
EXOR N.V., 2.25%, 4/29/2030		100,000	116,424
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)		$525,000	504,000
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)		2,033,613	1,931,932
Grand City Properties S.A., 1.5% to 6/9/2026, FLR (EUR Swap Rate - 5yr. + 2.184%) to 6/9/2031, FLR (EUR Swap Rate - 5yr. + 2.434%) to 6/9/2046, FLR (EUR Swap Rate - 5yr. + 3.184%) to 12/31/2099	EUR	100,000	98,739
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$944,000	893,260
Logicor Financing S.à r.l., 1.625%, 1/17/2030	EUR	110,000	117,002
Logicor Financing S.à r.l., 0.875%, 1/14/2031		100,000	97,512
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$705,000	715,575
Nationstar Mortgage Holdings, Inc., 5.5%, 8/15/2028 (n)		360,000	359,100
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)		275,000	266,062
OneMain Finance Corp., 6.875%, 3/15/2025		480,000	512,206
OneMain Finance Corp., 8.875%, 6/01/2025		332,000	350,260
OneMain Finance Corp., 7.125%, 3/15/2026		215,000	233,060
P3 Group S.à r.l., 0.875%, 1/26/2026	EUR	130,000	141,503
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)		$575,000	538,418
SBB Treasury Oyj, 1.125%, 11/26/2029	EUR	100,000	95,472
VGP Group LLC, 1.5%, 4/08/2029		100,000	101,788
VGP N.V., 1.625%, 1/17/2027		100,000	108,389
Vonovia SE, 1.625%, 9/01/2051		100,000	84,542
			$9,616,562
Food & Beverages – 2.6%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$189,000	$203,017
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		60,000	74,293
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		730,000	755,915
Aramark Services, Inc., 5%, 2/01/2028 (n)		220,000	220,393
Bacardi Ltd., 5.15%, 5/15/2038 (n)		153,000	175,636
Central America Bottling Co., 5.25%, 4/27/2029 (n)		755,000	764,437
Constellation Brands, Inc., 4.75%, 12/01/2025		44,000	47,717
Constellation Brands, Inc., 3.15%, 8/01/2029		204,000	204,104
Constellation Brands, Inc., 2.25%, 8/01/2031		104,000	95,025
JBS Finance Luxembourg S.à r.l., 3.625%, 1/15/2032 (n)		781,000	708,640
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		595,000	626,243
JDE Peet's N.V., 0.625%, 2/09/2028	EUR	100,000	105,984
JDE Peet's N.V., 0.5%, 1/16/2029		100,000	102,962
Lamb Weston Holdings, Inc., 4.125%, 1/31/2030 (n)		$1,450,000	1,402,875

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Performance Food Group Co., 5.5%, 10/15/2027 (n)		$545,000	$554,538
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		588,000	590,205
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		905,000	852,021
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		782,000	728,324
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		800,000	791,360
			$9,003,689
Gaming & Lodging – 4.4%
Boyd Gaming Corp., 4.75%, 12/01/2027		$665,000	$667,610
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)		270,000	265,275
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		550,000	521,812
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 7/01/2025 (n)		434,000	445,039
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		574,000	618,761
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		406,000	415,269
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)		298,000	272,187
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		974,000	939,910
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		666,000	633,100
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	100,000	135,103
International Game Technology PLC, 4.125%, 4/15/2026 (n)		$800,000	788,000
International Game Technology PLC, 6.25%, 1/15/2027 (n)		225,000	238,500
Las Vegas Sands Corp., 3.9%, 8/08/2029		119,000	114,141
Marriott International, Inc., 2.85%, 4/15/2031		90,000	85,783
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)		665,000	630,087
MGM China Holdings Ltd., 5.375%, 5/15/2024 (n)		220,000	213,400
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)		345,000	329,044
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)		234,000	212,669
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)		645,000	664,350
MGM Growth Properties LLC, 5.75%, 2/01/2027		285,000	308,513
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)		359,000	360,795
MGM Resorts International Co., 4.75%, 10/15/2028		531,000	528,681
Scientific Games Corp., 8.625%, 7/01/2025 (n)		170,000	180,200
Scientific Games Corp., 8.25%, 3/15/2026 (n)		380,000	396,910
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/01/2030 (n)		376,000	373,454
Scientific Games International, Inc., 7%, 5/15/2028 (n)		445,000	458,350
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		445,000	449,450
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)		515,000	511,137
VICI Properties, Inc., 4.125%, 8/15/2030 (n)		155,000	153,838
Whitbread Group PLC, 3%, 5/31/2031	GBP	100,000	127,735
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		$1,018,000	1,002,730
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/2027 (n)		320,000	316,800
Wynn Macau Ltd., 4.875%, 10/01/2024 (n)		200,000	186,000
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)		375,000	340,312
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,083,000	942,822
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		545,000	524,562
			$15,352,329
Industrial – 1.1%
Albion Financing 1 S.à r.l., 5.25%, 10/15/2026	EUR	250,000	$275,270
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		$235,000	227,762
APi Escrow Corp., 4.75%, 10/15/2029 (n)		770,000	727,650
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		850,000	867,000
Dycom Industries, Inc., 4.5%, 4/15/2029 (n)		445,000	428,313
Peach Property Finance GmbH, 4.375%, 11/15/2025	EUR	200,000	223,137
Peach Property Group, 4.375%, 11/15/2025 (n)		225,000	251,029
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$35,000	30,079
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		833,000	821,546
			$3,851,786

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance – 0.3%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	100,000	$103,935
Argentum Netherlands B.V., 5.125%, 6/01/2048		$200,000	210,936
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044	EUR	150,000	177,799
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	175,000	226,501
CNP Assurances, 1.25%, 1/27/2029	EUR	100,000	106,551
Credit Agricole Assurances S.A., 2%, 7/17/2030		100,000	105,466
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		100,000	111,037
			$1,042,225
Insurance - Health – 0.0%
UnitedHealth Group, Inc., 3.5%, 8/15/2039		$38,000	$38,829
Insurance - Property & Casualty – 0.9%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$1,015,000	$992,162
American International Group, Inc., 3.4%, 6/30/2030		77,000	79,168
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		25,000	23,710
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		445,000	409,311
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	100,000	85,742
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		$220,000	220,000
Hub International Ltd., 5.625%, 12/01/2029 (n)		456,000	433,200
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	100,000	121,337
Ryan Specialty Group, 4.375%, 2/01/2030 (n)		$531,000	510,849
Willis North America, Inc., 3.875%, 9/15/2049		250,000	244,696
			$3,120,175
International Market Quasi-Sovereign – 0.2%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050	EUR	75,000	$64,319
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		200,000	203,802
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	100,000	130,830
ESB Finance DAC, 1%, 7/19/2034	EUR	100,000	106,418
Islandsbanki, 0.75%, 3/25/2025		100,000	110,492
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		100,000	108,977
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034		100,000	104,854
			$829,692
International Market Sovereign – 7.7%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	6,799,000	$5,476,908
Commonwealth of Australia, 1.75%, 6/21/2051		1,343,000	800,324
Government of Australia, 1.25%, 5/21/2032		1,044,000	696,182
Government of Bermuda, 2.375%, 8/20/2030 (n)		$200,000	189,000
Government of Canada, 4%, 6/01/2041	CAD	925,000	940,209
Government of Japan, 0.4%, 3/20/2036	JPY	56,000,000	487,046
Government of Japan, 2.3%, 3/20/2040		564,600,000	6,345,188
Government of New Zealand, 1.5%, 5/15/2031	NZD	260,000	158,138
Government of New Zealand , 0.25%, 5/15/2028		1,908,000	1,111,175
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	1,489,000	1,498,830
Kingdom of Spain, 1.25%, 10/31/2030 (n)		967,000	1,114,434
Republic of Cyprus, 0%, 2/09/2026		384,000	412,337
Republic of Cyprus, 0.625%, 1/21/2030		610,000	633,501
Republic of Cyprus, 0.95%, 1/20/2032		653,000	677,112
Republic of Italy, 0.5%, 7/15/2028		1,968,000	2,111,046
Republic of Italy, 0.6%, 8/01/2031 (n)		1,756,000	1,786,912
Republic of Italy, 1.65%, 3/01/2032		1,688,000	1,888,638
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	290,000	395,073
United Kingdom Treasury, 1.75%, 1/22/2049		89,000	122,910
			$26,844,963

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Leisure & Toys – 0.1%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	200,000	$209,920
Local Authorities – 0.7%
Oslo kommune, 2.17%, 5/18/2029	NOK	3,000,000	$327,285
Province of Alberta, 4.5%, 12/01/2040	CAD	125,000	118,498
Province of British Columbia, 2.95%, 6/18/2050		115,000	89,709
Province of Ontario, 1.9%, 12/02/2051		3,014,000	1,853,557
			$2,389,049
Machinery & Tools – 0.5%
Ritchie Bros. Holdings Ltd., 4.75%, 12/15/2031 (n)		$720,000	$715,377
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	210,000	213,877
Terex Corp., 5%, 5/15/2029 (n)		$830,000	821,891
			$1,751,145
Major Banks – 1.2%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$152,000	$138,384
Bank of America Corp., 3.5%, 4/19/2026		301,000	311,775
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031	EUR	110,000	113,755
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$223,000	214,472
Barclays PLC, 0.877% to 1/28/2027, FLR (EURIBOR - 12mo. + 0.85%) to 1/28/2028	EUR	100,000	108,018
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$221,000	206,215
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		135,000	125,140
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		111,000	106,850
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	283,753
JPMorgan Chase & Co., 1.47%, 9/22/2027		455,000	429,426
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		200,000	188,172
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		183,000	174,039
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		417,000	431,095
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	100,000	105,061
Svenska Handelsbanken AB, 1.375%, 2/23/2029		100,000	112,000
UBS Group AG, 2.746%, 2/11/2033 (n)		$218,000	207,847
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	100,000	107,809
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		180,000	194,068
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031		$219,000	210,008
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	120,000	148,208
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$139,000	140,775
			$4,056,870
Medical & Health Technology & Services – 4.5%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$734,400
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		886,000	899,290
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	100,000	93,570
Catalent, Inc., 3.125%, 2/15/2029 (n)		$1,297,000	1,201,346
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		1,974,000	1,897,409
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		380,000	400,773
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		945,000	878,850
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		165,000	159,821
DaVita, Inc., 4.625%, 6/01/2030 (n)		435,000	417,056
DaVita, Inc., 3.75%, 2/15/2031 (n)		1,028,000	939,335
Encompass Health Corp., 5.125%, 3/15/2023		204,000	204,510
Encompass Health Corp., 5.75%, 9/15/2025		410,000	415,125
HCA, Inc., 5.875%, 2/15/2026		795,000	859,197
HCA, Inc., 5.125%, 6/15/2039		103,000	114,788
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)		710,000	724,612
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		1,010,000	1,033,159
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		210,000	198,975
MPH Acquisition Holdings LLC, 5.5%, 9/01/2028 (n)		410,000	397,721
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		300,000	262,032

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		$142,000	$196,378
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		455,000	477,245
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		881,000	832,016
Tenet Healthcare Corp., 6.125%, 10/01/2028 (n)		963,000	975,519
Thermo Fisher Scientific (Finance I) Co., 1.125%, 10/18/2033	EUR	100,000	105,469
Thermo Fisher Scientific (Finance I) Co., 2%, 10/18/2051		100,000	100,898
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$137,000	129,736
U.S. Renal Care, Inc., 10.625%, 7/15/2027 (n)		480,000	477,600
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		635,000	625,475
			$15,752,305
Medical Equipment – 0.3%
DH Europe Finance II S.à r.l., 0.75%, 9/18/2031	EUR	100,000	$104,031
Teleflex, Inc., 4.625%, 11/15/2027		$825,000	837,375
			$941,406
Metals & Mining – 2.8%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$209,000	$236,029
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		950,000	974,937
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		990,000	873,378
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		645,000	669,737
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		610,000	616,100
Ero Copper Corp., 6.5%, 2/15/2030 (n)		293,000	283,151
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)		200,000	205,500
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		759,000	806,604
First Quantum Minerals Ltd., 6.875%, 10/15/2027		350,000	371,952
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		835,000	810,200
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		144,000	135,244
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		578,000	561,672
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		1,573,000	1,485,337
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		415,000	373,757
Novelis Corp., 3.25%, 11/15/2026 (n)		375,000	355,781
Novelis Corp., 4.75%, 1/30/2030 (n)		630,000	616,468
Novelis Corp., 3.875%, 8/15/2031 (n)		330,000	304,013
Petra Diamonds US$ Treasury PLC, 10.5% PIK to 12/31/2022, 10.5% PIK/9.75% Cash to 6/30/2023, 9.75% Cash to 3/08/2026 (n)(p)		243,393	248,261
			$9,928,121
Midstream – 3.2%
AI Candelaria Spain SLU, 7.5%, 12/15/2028 (n)		$360,000	$356,400
Cheniere Energy Partners LP, 4.5%, 10/01/2029		300,000	305,760
Cheniere Energy Partners LP, 4%, 3/01/2031		865,000	852,025
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		894,000	862,710
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		899,000	878,143
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		167,000	170,340
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		111,000	116,094
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,685,000	1,654,266
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		510,000	476,212
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026		270,700	259,872
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)		310,000	311,550
Peru LNG, 5.375%, 3/22/2030		518,000	445,480
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		227,000	224,035
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		193,000	208,206
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		480,000	462,600
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		870,000	946,917
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031		721,000	741,181
Targa Resources Partners LP/Targa Resources Finance Corp., 4%, 1/15/2032		260,000	256,105
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		520,000	509,054
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		520,000	514,800

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Western Midstream Operating LP, 4.55%, 2/01/2030		$287,000	$295,197
Western Midstream Operation LP, 4.65%, 7/01/2026		215,000	222,772
Western Midstream Operation LP, 5.5%, 8/15/2048		175,000	179,449
			$11,249,168
Mortgage-Backed – 1.0%
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		$16,938	$18,929
Fannie Mae, 5.5%, 7/01/2033 - 7/01/2035		68,233	75,598
Fannie Mae, 6%, 8/01/2034 - 2/01/2037		39,810	45,384
Fannie Mae, 3.5%, 12/01/2047		47,355	49,747
Fannie Mae, UMBS, 3.5%, 5/01/2049		56,881	59,745
Fannie Mae, UMBS, 2.5%, 7/01/2050		50,078	49,858
Freddie Mac, 0.133%, 2/25/2025 (i)		38,000,000	189,316
Freddie Mac, 1.367%, 3/25/2027 (i)		448,000	28,176
Freddie Mac, 0.125%, 2/25/2028 (i)		36,576,000	344,111
Freddie Mac, 0.291%, 2/25/2028 (i)		15,572,000	289,860
Freddie Mac, 0.106%, 4/25/2028 (i)		15,983,000	141,686
Freddie Mac, 1.089%, 7/25/2029 (i)		1,887,469	133,319
Freddie Mac, 1.798%, 4/25/2030 (i)		845,640	110,496
Freddie Mac, 1.868%, 4/25/2030 (i)		731,897	98,827
Freddie Mac, 1.662%, 5/25/2030 (i)		896,340	109,256
Freddie Mac, 1.796%, 5/25/2030 (i)		2,034,877	267,487
Freddie Mac, 1.341%, 6/25/2030 (i)		821,458	82,008
Freddie Mac, 1.599%, 8/25/2030 (i)		719,995	86,671
Freddie Mac, 1.17%, 9/25/2030 (i)		455,646	40,732
Freddie Mac, 1.081%, 11/25/2030 (i)		901,677	76,212
Freddie Mac, 0.33%, 1/25/2031 (i)		3,189,243	79,799
Freddie Mac, 0.528%, 3/25/2031 (i)		3,761,300	153,401
Freddie Mac, 0.938%, 7/25/2031 (i)		670,491	53,270
Freddie Mac, 0.536%, 9/25/2031 (i)		2,699,427	127,440
Freddie Mac, 0.567%, 12/25/2031 (i)		659,754	32,111
Freddie Mac, 6%, 8/01/2034		25,323	28,269
Ginnie Mae, 2.5%, 8/20/2051		144,551	144,655
UMBS, TBA, 2.5%, 11/25/2051		50,000	49,330
UMBS, TBA, 2%, 3/14/2052 - 4/25/2052		150,000	143,735
UMBS, TBA, 3.5%, 3/14/2052		25,000	25,746
UMBS, TBA, 3%, 3/25/2052		200,000	202,000
			$3,337,174
Municipals – 0.6%
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037		$150,000	$148,092
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		215,000	222,081
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		499,000	609,567
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		346,000	378,470
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		221,000	249,671
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022		85,000	87,125
State of Florida, “A”, 2.154%, 7/01/2030		259,000	251,384
			$1,946,390
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$198,000	$199,324
National Grid PLC, 1.125%, 1/14/2033	GBP	100,000	109,929
NiSource, Inc., 3.6%, 5/01/2030		$92,000	94,014
			$403,267

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	110,000	$113,594
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	100,000	117,593
			$231,187
Network & Telecom – 0.3%
AT&T, Inc., 3.5%, 9/15/2053		$184,000	$168,249
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		567,000	563,972
Verizon Communications, Inc., 2.1%, 3/22/2028		86,000	83,061
Verizon Communications, Inc., 2.355%, 3/15/2032 (n)		135,000	126,055
Verizon Communications, Inc., 4%, 3/22/2050		114,000	116,989
			$1,058,326
Oil Services – 0.4%
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)		$191,908	$176,555
Halliburton Co., 5%, 11/15/2045		74,000	82,285
MV24 Capital B.V., 6.748%, 6/01/2034		510,234	499,265
Nabors Industries, Inc., 5.75%, 2/01/2025		115,000	110,170
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		355,000	363,875
			$1,232,150
Oils – 0.7%
Neste Oyj, 1.5%, 6/07/2024	EUR	100,000	$114,196
Neste Oyj, 0.75%, 3/25/2028		200,000	214,627
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,265,000	1,197,006
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		415,000	348,600
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		335,000	245,096
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		355,000	365,306
Valero Energy Corp., 2.8%, 12/01/2031		67,000	63,302
			$2,548,133
Other Banks & Diversified Financials – 1.0%
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		$750,000	$730,800
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		200,000	191,500
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031	EUR	100,000	99,073
Belfius Bank S.A., 1.25% to 4/06/2029, FLR (EUR Swap Rate - 5yr. + 1.3%) to 4/06/2034		100,000	101,297
BPCE S.A., 0.75%, 3/03/2031		100,000	102,157
Commercial Bank P.S.Q.C., 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169		$272,000	270,368
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028	EUR	100,000	111,692
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028	GBP	100,000	125,363
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	100,000	102,224
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$250,000	259,566
Groupe des Assurances du Credit Mutuel, 1.85%, 4/21/2042	EUR	100,000	102,507
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	150,000	175,516
UBS AG, 5.125%, 5/15/2024		$447,000	464,046
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		269,000	263,410
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	200,000	280,624
			$3,380,143
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)		$825,000	$810,513
NCR Corp., 5.125%, 4/15/2029 (n)		390,000	385,612
			$1,196,125
Pharmaceuticals – 1.5%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)		$1,288,000	$1,294,440
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)		1,095,000	917,062
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)		335,000	271,161
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)		365,000	343,100
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		960,000	950,842

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$450,000	$442,625
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		675,000	673,832
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)		380,000	380,625
			$5,273,687
Pollution Control – 0.6%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$1,015,000	$942,864
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		215,000	203,029
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		280,000	259,885
Stericycle, Inc., 3.875%, 1/15/2029 (n)		617,000	574,581
			$1,980,359
Precious Metals & Minerals – 0.3%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$515,000	$469,979
Taseko Mines Ltd., 7%, 2/15/2026 (n)		420,000	420,000
			$889,979
Printing & Publishing – 0.3%
Cimpress N.V., 7%, 6/15/2026 (n)		$740,000	$732,600
Informa PLC, 3.125%, 7/05/2026	GBP	110,000	149,978
			$882,578
Railroad & Shipping – 0.2%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$111,000	$106,530
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	200,000	216,177
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)		$240,000	242,400
			$565,107
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$149,000	$146,517
Corporate Office Property LP, REIT, 2%, 1/15/2029		52,000	48,140
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		109,000	102,428
			$297,085
Real Estate - Other – 0.6%
EPR Properties, REIT, 3.6%, 11/15/2031		$89,000	$84,016
Lexington Realty Trust Co., 2.7%, 9/15/2030		195,000	185,885
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/01/2028 (n)		820,000	835,072
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		282,000	264,389
XHR LP, REIT, 4.875%, 6/01/2029 (n)		640,000	622,400
			$1,991,762
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$45,000	$46,685
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	100,000	105,768
Regency Centers Corp., 3.7%, 6/15/2030		$115,000	119,932
STORE Capital Corp., REIT, 2.75%, 11/18/2030		313,000	295,448
			$567,833
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$435,000	$414,092
Starbucks Corp., 3%, 2/14/2032		159,000	158,089
			$572,181
Retailers – 0.8%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$784,000	$764,400
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,435,000	1,493,311
Nordstrom, Inc., 4.25%, 8/01/2031		106,000	94,908

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		$650,000	$611,000
			$2,963,619
Specialty Chemicals – 0.2%
Ctec II GmbH, 5.25%, 2/15/2030 (n)	EUR	200,000	$209,674
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$637,000	648,568
			$858,242
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$124,000	$119,182
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		604,000	582,105
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		370,000	345,950
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		765,000	669,375
Penske Automotive Group Co., 3.75%, 6/15/2029		886,000	827,303
			$2,543,915
Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$825,000	$828,620
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		540,000	502,200
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	100,000	117,905
Iceland Bondco PLC, 4.625%, 3/15/2025	GBP	190,000	230,105
			$1,678,830
Supranational – 1.3%
European Financial Stability Facility, 1.45%, 9/05/2040	EUR	326,000	$393,717
European Union, 0%, 7/04/2035		1,461,000	1,463,454
European Union, 0.75%, 1/04/2047		1,313,000	1,402,722
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	163,831
West African Development Bank, 4.7%, 10/22/2031 (n)		$1,055,000	1,080,320
			$4,504,044
Telecommunications - Wireless – 1.8%
Altice France S.A., 6%, 2/15/2028 (n)		$555,000	$491,586
American Tower Corp., REIT, 2.75%, 1/15/2027		81,000	80,820
American Tower Corp., REIT, 2.95%, 1/15/2051		92,000	75,450
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	500,000	471,127
Crown Castle International Corp., 3.7%, 6/15/2026		$157,000	162,078
Millicom International Cellular S.A., 5.125%, 1/15/2028		635,400	613,161
Rogers Communications, Inc., 3.7%, 11/15/2049		106,000	94,763
SBA Communications Corp., 3.875%, 2/15/2027		643,000	641,888
SBA Communications Corp., 3.125%, 2/01/2029		1,060,000	984,528
Sprint Capital Corp., 6.875%, 11/15/2028		835,000	991,537
Sprint Corp., 7.125%, 6/15/2024		240,000	259,502
Sprint Corp., 7.625%, 3/01/2026		1,125,000	1,282,573
T-Mobile USA, Inc., 3.5%, 4/15/2025		189,000	194,296
			$6,343,309
Telephone Services – 0.0%
TELUS Corp., 2.85%, 11/13/2031	CAD	225,000	$164,753
Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	100,000	$122,850
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$350,000	359,345
Vector Group Ltd., 5.75%, 2/01/2029 (n)		355,000	327,488
			$809,683

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.2%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$120,000	$168,665
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	100,000	104,858
Q-Park Holding I B.V., 2%, 3/01/2027		380,000	374,507
			$648,030
U.S. Treasury Obligations – 12.4%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$24,441,000	$20,249,750
U.S. Treasury Bonds, 2.25%, 8/15/2049		115,500	116,461
U.S. Treasury Bonds, 2.375%, 11/15/2049		19,517,000	20,236,689
U.S. Treasury Notes, 2.375%, 5/15/2029		2,590,000	2,686,822
			$43,289,722
Utilities - Electric Power – 3.3%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,081,000	$1,129,645
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		24,000	23,041
Bruce Power LP, 2.68%, 12/21/2028	CAD	200,000	154,053
Calpine Corp., 4.5%, 2/15/2028 (n)		$902,000	880,244
Calpine Corp., 5.125%, 3/15/2028 (n)		755,000	727,544
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		320,000	321,646
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,775,000	1,651,362
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026 (n)	EUR	280,000	289,148
Duke Energy Corp., 2.55%, 6/15/2031		$204,000	191,020
E.CL S.A., 4.5%, 1/29/2025		300,000	309,003
Enel Finance International N.V., 0.25%, 11/17/2025	EUR	120,000	131,644
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$200,000	206,209
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	200,000	215,560
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		150,000	143,410
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		$200,000	207,000
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		98,000	94,308
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)		280,000	242,200
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		592,000	512,080
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		353,000	359,940
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		102,000	102,765
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		485,000	487,425
Southern California Edison Co., 3.65%, 2/01/2050		104,000	98,323
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		758,185	804,624
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		430,000	428,925
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		980,000	982,450
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		295,000	289,481
Virginia Electric & Power Co., 3.5%, 3/15/2027		375,000	394,098
WEC Energy Group, Inc., 1.8%, 10/15/2030		37,000	33,686
			$11,410,834
Total Bonds			$420,561,336
Common Stocks – 0.2%
Construction – 0.0%
ICA Tenedora, S.A. de C.V. (a)(u)		110,829	$91,992
Energy - Independent – 0.1%
Frontera Energy Corp. (a)		16,354	$168,283
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		615	$176,868

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	66,215	$92,380
Total Common Stocks		$ 529,523
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)(u)	GBP 1.14	3/16/21	6,125	$1,252

Investment Companies (h) – 6.4%
Money Market Funds – 6.4%
MFS Institutional Money Market Portfolio, 0.06% (v)	22,334,965	$22,334,965
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Currency Options – 0.0%
Currency - JPY Call / AUD Put – April 2022 @ JPY 79	Call	Goldman Sachs International	$ 2,249,163	JPY 237,727,000	$10,222
Currency - JPY Call / AUD Put – April 2022 @ JPY 79	Call	Goldman Sachs International	2,251,964	237,879,000	10,705
					$20,927
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 36 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – March 2022 @ EUR 400	Put	Merrill Lynch International	$ 4,847,123	EUR 4,020,000	$14,219
iTraxx Europe Crossover Series 36 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – April 2022 @ EUR 325	Put	Merrill Lynch International	3,605,199	2,990,000	70,860
					$85,079
Total Purchased Options					$106,006

Written Options (see table below) – (0.0)%	$(26,539)

Other Assets, Less Liabilities – (26.8)%	(93,648,558)
Net Assets – 100.0%	$349,857,985
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,334,965 and $421,198,117, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $227,274,839, representing 65.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 2020-FL3 Ltd., “AS”, FLR, 3.013% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	$428,000	$428,851
Paysafe Finance PLC, 4%, 6/15/2029	6/10/21-9/09/21	656,435	574,332
Total Restricted Securities			$1,003,183
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 2/28/22
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 36 Index Credit Default Swap - Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Merrill Lynch International	EUR (2,990,000)	$3,605,199	EUR 425.00	April – 2022	$(26,539)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	99,152	USD	71,235	HSBC Bank	4/08/2022	$822
BRL	557,783	USD	97,090	Banco Santander S.A	3/03/2022	11,181
BRL	2,205,000	USD	423,208	Citibank N.A.	3/03/2022	4,806
BRL	8,263,000	USD	1,569,292	Goldman Sachs International	3/03/2022	34,645
CAD	278,699	USD	219,310	HSBC Bank	4/08/2022	603
CAD	166,073	USD	130,026	State Street Bank Corp.	4/08/2022	1,017
CLP	602,285,000	USD	733,519	Goldman Sachs International	4/26/2022	14,552
CNH	3,600,000	USD	563,075	Citibank N.A.	4/08/2022	5,382
EUR	207,299	USD	231,477	UBS AG	4/08/2022	1,307
GBP	97,425	USD	130,348	HSBC Bank	4/08/2022	385
JPY	342,648,000	USD	2,976,653	State Street Bank Corp.	4/08/2022	6,302
JPY	28,964,419	USD	251,895	UBS AG	4/08/2022	258
MXN	38,940,392	USD	1,879,754	Goldman Sachs International	4/08/2022	9,609
NZD	300,000	USD	201,797	Goldman Sachs International	4/08/2022	1,096
THB	62,548,000	USD	1,910,855	JPMorgan Chase Bank N.A.	3/17/2022	3,419
USD	697,302	AUD	959,384	Citibank N.A.	4/08/2022	92
USD	108,531	BRL	557,784	Banco Santander S.A	3/03/2022	259
USD	429,038	BRL	2,205,000	Citibank N.A.	3/03/2022	1,024
USD	3,527,307	BRL	18,068,517	Goldman Sachs International	3/03/2022	20,017
USD	1,481,385	BRL	7,541,434	Goldman Sachs International	5/03/2022	41,191
USD	1,915,390	EUR	1,696,000	Barclays Bank PLC	4/08/2022	10,885
USD	50,078,736	EUR	43,999,965	Citibank N.A.	4/08/2022	669,447
USD	317,335	EUR	278,770	Deutsche Bank AG	4/08/2022	4,293
USD	4,224,817	EUR	3,705,630	HSBC Bank	4/08/2022	63,621
USD	377,435	EUR	335,386	JPMorgan Chase Bank N.A.	4/08/2022	817
USD	338,785	EUR	298,886	NatWest Markets PLC	4/08/2022	3,154
USD	115,152	EUR	102,344	State Street Bank Corp.	4/08/2022	226
USD	2,553,085	EUR	2,243,263	UBS AG	4/08/2022	34,037
USD	7,463,796	GBP	5,500,096	Deutsche Bank AG	4/08/2022	83,263
USD	135,614	GBP	99,482	HSBC Bank	4/08/2022	2,120
USD	1,335,451	GBP	984,000	JPMorgan Chase Bank N.A.	4/08/2022	15,030
USD	288,550	GBP	211,491	Merrill Lynch International	4/08/2022	4,751
USD	28,872	JPY	3,288,953	UBS AG	4/08/2022	239
USD	295,724	KRW	354,975,000	Barclays Bank PLC	4/11/2022	676
USD	896,959	KRW	1,072,449,000	Goldman Sachs International	4/04/2022	5,554
USD	884,149	KRW	1,056,487,280	JPMorgan Chase Bank N.A.	4/04/2022	6,011
USD	2,667,019	KRW	3,200,769,250	JPMorgan Chase Bank N.A.	4/11/2022	6,611
USD	3,582,808	SEK	33,347,000	Citibank N.A.	4/08/2022	58,710
USD	5,848,491	SEK	53,811,000	JPMorgan Chase Bank N.A.	4/08/2022	161,766
USD	372,300	TWD	10,188,000	Barclays Bank PLC	4/20/2022	8,824
USD	1,152,945	TWD	31,578,000	JPMorgan Chase Bank N.A.	4/20/2022	26,339
USD	1,463,478	TWD	40,512,000	JPMorgan Chase Bank N.A.	5/17/2022	17,575
						$1,341,916
Liability Derivatives
BRL	9,805,518	USD	1,946,623	Goldman Sachs International	3/03/2022	$(43,267)
BRL	2,264,083	USD	444,740	Goldman Sachs International	5/03/2022	(12,366)
BRL	16,303,135	USD	3,172,186	Merrill Lynch International	3/03/2022	(7,574)
CAD	4,266,284	USD	3,405,921	Goldman Sachs International	4/08/2022	(39,521)
CAD	4,500,000	USD	3,599,645	Merrill Lynch International	4/08/2022	(48,826)
EUR	633,874	USD	725,844	Brown Brothers Harriman	4/08/2022	(14,043)
EUR	110,595	USD	125,470	Citibank N.A.	4/08/2022	(1,278)
EUR	740,763	USD	834,137	Deutsche Bank AG	4/08/2022	(2,306)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	1,181,000	USD	1,340,003	Goldman Sachs International	4/08/2022	$(13,812)
EUR	4,475,980	USD	5,098,876	HSBC Bank	4/08/2022	(72,622)
EUR	636,139	USD	717,005	JPMorgan Chase Bank N.A.	4/08/2022	(2,659)
EUR	1,183,000	USD	1,331,863	Merrill Lynch International	4/08/2022	(3,425)
EUR	3,624,128	USD	4,152,303	UBS AG	4/08/2022	(82,627)
GBP	120,000	USD	162,613	Citibank N.A.	4/08/2022	(1,586)
GBP	97,789	USD	132,758	Merrill Lynch International	4/08/2022	(1,535)
GBP	165,000	USD	225,459	UBS AG	4/08/2022	(4,047)
JPY	13,127,507	USD	115,368	Brown Brothers Harriman	4/08/2022	(1,085)
NOK	12,367,000	USD	1,419,355	Deutsche Bank AG	4/08/2022	(16,908)
NOK	38,971,000	USD	4,469,091	Merrill Lynch International	4/08/2022	(49,687)
NOK	9,537,234	USD	1,083,000	State Street Bank Corp.	4/08/2022	(1,455)
SEK	12,647,000	USD	1,390,058	Deutsche Bank AG	4/08/2022	(53,528)
SEK	53,724,000	USD	5,913,772	Goldman Sachs International	4/08/2022	(236,241)
SEK	13,480,302	USD	1,490,390	Merrill Lynch International	4/08/2022	(65,797)
SEK	27,742,000	USD	3,108,064	State Street Bank Corp.	4/08/2022	(176,301)
THB	48,170,000	USD	1,492,163	JPMorgan Chase Bank N.A.	4/18/2022	(17,723)
TRY	219,000	USD	15,385	UBS AG	4/08/2022	(579)
ZAR	8,022,207	USD	525,099	JPMorgan Chase Bank N.A.	4/08/2022	(5,794)
USD	485,160	AUD	679,604	HSBC Bank	4/08/2022	(8,727)
USD	1,868,241	AUD	2,595,179	JPMorgan Chase Bank N.A.	4/08/2022	(17,747)
USD	2,856,441	BRL	16,303,135	Merrill Lynch International	3/03/2022	(308,172)
USD	6,417,363	CAD	8,140,935	Citibank N.A.	4/08/2022	(6,412)
USD	8,763,924	CNH	56,020,000	HSBC Bank	4/08/2022	(81,909)
USD	1,367,377	CNH	8,739,000	JPMorgan Chase Bank N.A.	4/08/2022	(12,554)
USD	2,684,845	EUR	2,405,000	JPMorgan Chase Bank N.A.	4/08/2022	(15,824)
USD	1,453,041	EUR	1,301,000	State Street Bank Corp.	4/08/2022	(7,903)
USD	7,398,690	JPY	852,852,549	Deutsche Bank AG	4/08/2022	(25,900)
USD	33,333	JPY	3,829,852	JPMorgan Chase Bank N.A.	4/08/2022	(8)
USD	772,800	KRW	930,064,800	Goldman Sachs International	4/04/2022	(257)
USD	136,293	MXN	2,854,000	Goldman Sachs International	4/08/2022	(2,181)
USD	157,202	NZD	235,132	Deutsche Bank AG	4/08/2022	(1,819)
USD	4,250,576	NZD	6,301,248	Goldman Sachs International	4/08/2022	(11,018)
USD	780,493	NZD	1,175,061	HSBC Bank	4/08/2022	(14,212)
USD	314,712	NZD	474,405	UBS AG	4/08/2022	(6,133)
USD	2,157,928	SEK	20,435,000	Goldman Sachs International	4/08/2022	(1,635)
USD	2,490,630	ZAR	38,648,850	HSBC Bank	4/08/2022	(11,244)
						$(1,510,247)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Buxl 30 yr	Long	EUR	7	$1,552,326	March – 2022	$24,536
Japan Government Bond 10 yr	Short	JPY	6	7,854,564	March – 2022	81,860
U.S. Treasury Bond	Long	USD	34	5,327,375	June – 2022	90,222
						$196,618

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	79	$8,518,288	June – 2022	$(27,675)
Canadian Treasury Bond 5 yr	Short	CAD	76	7,264,221	June – 2022	(32,620)
Euro-Bobl 5 yr	Short	EUR	32	4,731,137	March – 2022	(36,042)
Euro-Bund 10 yr	Short	EUR	44	8,240,918	March – 2022	(15,846)
Long Gilt 10 yr	Short	GBP	29	4,788,243	June – 2022	(18,647)
U.S. Treasury Note 10 yr	Short	USD	195	24,850,312	June – 2022	(238,364)
U.S. Treasury Note 2 yr	Short	USD	236	50,793,469	June – 2022	(172,302)
U.S. Treasury Note 5 yr	Short	USD	279	33,000,469	June – 2022	(240,741)
U.S. Treasury Ultra Bond	Short	USD	42	7,809,375	June – 2022	(108,889)
U.S. Treasury Ultra Note 10 yr	Short	USD	40	5,653,125	June – 2022	(66,680)
						$(957,806)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	124,000	Goldman Sachs International	5.00%/Quarterly	(1)	$(1,251)	$26,053	$24,802
Liability Derivatives
Credit Default Swaps
12/20/26	EUR	140,000	Merrill Lynch International	1.00%/Quarterly	(2)	$(386)	$(3,544)	$(3,929)
12/20/31	EUR	150,000	Barclays Bank PLC	1.00%/Quarterly	(3)	(3,797)	1,608	(2,190)
						$(4,183)	$(1,936)	$(6,119)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.875%, 9/13/23 a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Unibail-Rodamco-Westfield, 1.375%, 3/09/26 a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(3) Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler Finance North America LLC, 1.4%, 1/12/24 a A- rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 Rating Agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At February 28, 2022, the fund had cash collateral of $450,000 and other liquid securities with an aggregate value of $1,874,941 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$176,868	$176,868
Canada	168,283	—	—	168,283
United Kingdom	92,380	—	1,252	93,632
Mexico	—	—	91,992	91,992
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	43,289,722	—	43,289,722
Non - U.S. Sovereign Debt	—	93,146,953	349,501	93,496,454
Municipal Bonds	—	1,946,390	—	1,946,390
U.S. Corporate Bonds	—	197,013,191	—	197,013,191
Residential Mortgage-Backed Securities	—	3,337,174	—	3,337,174
Commercial Mortgage-Backed Securities	—	7,519,195	—	7,519,195
Asset-Backed Securities (including CDOs)	—	7,616,523	—	7,616,523
Foreign Bonds	—	66,427,766	—	66,427,766
Purchased Currency Options	—	20,927	—	20,927
Mutual Funds	22,334,965	—	—	22,334,965
Total	$22,595,628	$420,317,841	$619,613	$443,533,082
Other Financial Instruments
Futures Contracts – Assets	$196,618	$—	$—	$196,618
Futures Contracts – Liabilities	(957,806)	—	—	(957,806)
Forward Foreign Currency Exchange Contracts – Assets	—	1,341,916	—	1,341,916
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,510,247)	—	(1,510,247)
Swap Agreements – Assets	—	24,802	—	24,802
Swap Agreements – Liabilities	—	(6,119)	—	(6,119)
Written Options - Liabilities	—	(26,539)	—	(26,539)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
	Equity Securities	Fixed Income Securities	Total
Balance as of 11/30/21	$265,542	$—	$265,542
Change in unrealized appreciation or depreciation	4,569	—	4,569
Transfers into level 3	—	349,501	349,501
Balance as of 2/28/22	$270,112	$349,501	$619,613
The net change in unrealized appreciation or depreciation from investments held as level 3 at February 28, 2022 is $4,569. At February 28, 2022, the fund held four level 3 securities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,871,350	$85,858,191	$70,394,576	$—	$—	$22,334,965
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,328	$—

Supplemental Information (unaudited) – continued
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.